UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Strategic Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 65.5%
Consumer Discretionary 8.6%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		225,000	227,812
8.75%, 6/1/2019		535,000	573,787
American Achievement Corp., 144A, 10.875%, 4/15/2016		545,000	539,550
Ameristar Casinos, Inc., 9.25%, 6/1/2014		580,000	622,050
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		270,000	274,050
144A, 8.375%, 11/15/2020		465,000	484,762
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		295,000	307,906
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		555,000	578,587
9.625%, 3/15/2018		240,000	264,000
Beazer Homes USA, Inc., 144A, 9.125%, 5/15/2019		290,000	293,625
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		435,000	448,050
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		545,000	569,525
Brunswick Corp., 144A, 11.25%, 11/1/2016		225,000	270,562
Cablevision Systems Corp.:
7.75%, 4/15/2018		65,000	69,063
8.0%, 4/15/2020		65,000	70,525
Caeser's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		790,000	716,925
11.25%, 6/1/2017		1,610,000	1,827,350
144A, 12.75%, 4/15/2018		290,000	300,150
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		190,000	32,300
Carnival Corp., 6.65%, 1/15/2028		1,715,000	1,780,537
Carrols Corp., 9.0%, 1/15/2013		120,000	120,450
CCO Holdings LLC:
7.0%, 1/15/2019		125,000	125,938
7.25%, 10/30/2017		520,000	540,800
7.875%, 4/30/2018		220,000	231,550
8.125%, 4/30/2020		145,000	154,425
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,585,000	1,658,306
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		80,000	88,400
Series B, 9.25%, 12/15/2017		125,000	138,438
CSC Holdings LLC, 8.5%, 6/15/2015		710,000	777,450
Dana Holding Corp.:
6.5%, 2/15/2019		190,000	193,325
6.75%, 2/15/2021		125,000	126,875
DineEquity, Inc., 144A, 9.5%, 10/30/2018		1,050,000	1,130,062
DISH DBS Corp.:
6.625%, 10/1/2014		335,000	350,912
7.125%, 2/1/2016		620,000	647,900
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		270,000	1,013
Ford Motor Co., 7.45%, 7/16/2031		370,000	403,908
Gannett Co., Inc.:
8.75%, 11/15/2014		120,000	133,800
9.375%, 11/15/2017		240,000	270,000
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		120,000	136,200
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		235,000	240,287
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		350,000	409,500
Hertz Corp.:
144A, 6.75%, 4/15/2019		190,000	191,188
144A, 7.5%, 10/15/2018		905,000	957,037
8.875%, 1/1/2014		528,000	541,860
Hyundai Motor Manufacturing Czech sro, 144A, 4.5%, 4/15/2015		855,000	874,154
Lear Corp.:
7.875%, 3/15/2018		220,000	238,700
8.125%, 3/15/2020		220,000	242,550
Levi Strauss & Co., 7.625%, 5/15/2020		365,000	381,881
Limited Brands, Inc., 7.0%, 5/1/2020		120,000	126,600
Macy's Retail Holdings, Inc., 8.375%, 7/15/2015		45,000	52,200
Mediacom Broadband LLC, 8.5%, 10/15/2015		635,000	650,875
Mediacom LLC, 9.125%, 8/15/2019		200,000	206,500
MGM Resorts International:
7.625%, 1/15/2017		210,000	198,713
144A, 9.0%, 3/15/2020		460,000	508,300
144A, 10.0%, 11/1/2016 (b)		450,000	470,250
10.375%, 5/15/2014		195,000	220,837
11.125%, 11/15/2017		245,000	282,975
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		140,000	140,700
NBCUniversal Media LLC, 144A, 4.375%, 4/1/2021		855,000	827,338
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		155,000	163,913
Norcraft Companies LP, 10.5%, 12/15/2015		520,000	555,100
Norcraft Holdings LP, 9.75%, 9/1/2012		257,000	257,642
Penske Automotive Group, Inc., 7.75%, 12/15/2016		880,000	899,800
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		340,000	365,500
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		150,000	160,313
Regal Entertainment Group, 9.125%, 8/15/2018		190,000	202,588
Sabre Holdings Corp., 8.35%, 3/15/2016		910,000	882,700
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		340,000	325,975
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		280,000	295,400
144A, 7.804%, 10/1/2020		375,000	369,184
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		265,000	286,531
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		315,000	344,137
Sonic Automotive, Inc.:
5.0%, 10/1/2029		155,000	186,969
Series B, 9.0%, 3/15/2018		525,000	556,500
Standard Pacific Corp.:
8.375%, 5/15/2018		80,000	83,200
144A, 8.375%, 5/15/2018		380,000	395,200
10.75%, 9/15/2016		430,000	503,100
Toys "R" Us, Inc., 7.375%, 10/15/2018		270,000	267,975
Toys "R" US-Delaware, Inc., 144A, 7.375%, 9/1/2016		195,000	206,700
Travelport LLC:
4.921% ***, 9/1/2014		170,000	152,575
9.0%, 3/1/2016		380,000	358,150
9.875%, 9/1/2014		270,000	265,275
11.875%, 9/1/2016		135,000	129,938
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	455,000	691,489
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		960,000	1,036,800
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		135,000	144,113
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	215,000	309,086
Valassis Communications, Inc., 144A, 6.625%, 2/1/2021		190,000	189,050
Vertis, Inc., 13.5%, 4/1/2014 (PIK) **		86,745	2,602
Videotron Ltd., 9.125%, 4/15/2018		225,000	251,719
Visant Corp., 10.0%, 10/1/2017		460,000	487,600
Wyndham Worldwide Corp., 5.75%, 2/1/2018		1,290,000	1,322,641
Wynn Las Vegas LLC, 7.75%, 8/15/2020		275,000	291,500
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		1,165,000	12

			38,184,290
Consumer Staples 2.3%
Alliance One International, Inc., 10.0%, 7/15/2016		145,000	152,250
Altria Group, Inc., 9.95%, 11/10/2038		855,000	1,145,954
B&G Foods, Inc., 7.625%, 1/15/2018		140,000	148,400
Central Garden & Pet Co., 8.25%, 3/1/2018		210,000	216,300
Darling International, Inc., 144A, 8.5%, 12/15/2018		485,000	523,800
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		175,000	186,375
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		470,000	477,638
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		145,000	144,003
NBTY, Inc., 144A, 9.0%, 10/1/2018		140,000	150,850
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		873,750	816,956
Pilgrim's Pride Corp., 144A, 7.875%, 12/15/2018		760,000	759,050
Reynolds American, Inc., 6.75%, 6/15/2017		800,000	900,942
Rite Aid Corp.:
7.5%, 3/1/2017		175,000	171,500
8.0%, 8/15/2020		570,000	604,912
Smithfield Foods, Inc.:
7.75%, 7/1/2017		1,315,000	1,393,900
10.0%, 7/15/2014		420,000	494,025
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		185,000	191,244
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		175,000	170,625
Tops Holding Corp., 10.125%, 10/15/2015		325,000	341,250
TreeHouse Foods, Inc., 7.75%, 3/1/2018		135,000	145,631
Tyson Foods, Inc., 10.5%, 3/1/2014		195,000	232,050
US Foodservice:
144A, 10.25%, 6/30/2015 (PIK)		350,000	360,500
144A, 10.25%, 6/30/2015		210,000	217,350

			9,945,505
Energy 7.9%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		325,000	332,312
Anadarko Petroleum Corp., 6.375%, 9/15/2017		1,265,000	1,397,287
Arch Coal, Inc., 7.25%, 10/1/2020		110,000	115,775
Belden & Blake Corp., 8.75%, 7/15/2012		1,150,000	1,129,875
Berry Petroleum Co.:
6.75%, 11/1/2020		270,000	275,400
10.25%, 6/1/2014		235,000	270,838
Bill Barrett Corp., 9.875%, 7/15/2016		190,000	212,325
BreitBurn Energy Partners LP, 144A, 8.625%, 10/15/2020		300,000	310,500
Bristow Group, Inc., 7.5%, 9/15/2017		260,000	274,300
Chaparral Energy, Inc., 8.5%, 12/1/2015		1,255,000	1,302,062
Chesapeake Energy Corp., 9.5%, 2/15/2015		975,000	1,140,750
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		575,000	661,250
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		125,000	136,094
8.5%, 12/15/2019		115,000	128,225
Colorado Interstate Gas Co., 6.8%, 11/15/2015		115,000	133,192
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		625,000	678,125
144A, 8.25%, 4/1/2020		360,000	393,300
Continental Resources, Inc.:
144A, 7.125%, 4/1/2021		175,000	184,625
7.375%, 10/1/2020		185,000	197,025
8.25%, 10/1/2019		85,000	93,500
Crosstex Energy LP, 8.875%, 2/15/2018		305,000	330,163
El Paso Corp.:
7.25%, 6/1/2018		280,000	306,021
9.625%, 5/15/2012		654,000	694,669
El Paso Pipeline Partners Operating Co., LLC, 6.5%, 4/1/2020		855,000	923,471
Energy Transfer Equity LP, 7.5%, 10/15/2020		215,000	229,781
Frontier Oil Corp.:
6.875%, 11/15/2018		280,000	288,400
8.5%, 9/15/2016		40,000	43,200
Genesis Energy LP, 144A, 7.875%, 12/15/2018		370,000	370,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017		730,000	755,550
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		140,000	144,375
Holly Corp., 9.875%, 6/15/2017		450,000	496,125
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		305,000	318,725
Inergy LP:
144A, 6.875%, 8/1/2021		90,000	90,788
144A, 7.0%, 10/1/2018		345,000	354,056
KCS Energy, Inc., 7.125%, 4/1/2012		945,000	947,362
Linn Energy LLC:
144A, 7.75%, 2/1/2021		350,000	365,750
144A, 8.625%, 4/15/2020		295,000	323,025
11.75%, 5/15/2017		340,000	393,550
Marathon Oil Corp., 144A, 5.125%, 3/1/2021		700,000	706,265
Newfield Exploration Co., 7.125%, 5/15/2018		660,000	707,850
Nexen, Inc., 5.875%, 3/10/2035		425,000	385,436
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		305,000	332,450
Noble Holding International Ltd., 4.625%, 3/1/2021		750,000	748,950
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		130,000	132,600
ONEOK Partners LP, 6.125%, 2/1/2041		2,140,000	2,125,457
OPTI Canada, Inc., 7.875%, 12/15/2014		740,000	442,150
Petrohawk Energy Corp.:
7.25%, 8/15/2018		275,000	282,563
144A, 7.25%, 8/15/2018		445,000	457,237
7.875%, 6/1/2015		115,000	121,900
Plains All American Pipeline LP, 5.0%, 2/1/2021		1,005,000	1,012,018
Plains Exploration & Production Co.:
7.0%, 3/15/2017		220,000	229,900
7.625%, 6/1/2018		435,000	463,275
8.625%, 10/15/2019		450,000	500,625
Quicksilver Resources, Inc., 11.75%, 1/1/2016		255,000	298,350
Range Resources Corp., 6.75%, 8/1/2020		105,000	110,250
Regency Energy Partners LP:
6.875%, 12/1/2018		205,000	210,638
9.375%, 6/1/2016		800,000	884,000
Reliance Holdings USA, Inc., 144A, 4.5%, 10/19/2020		1,045,000	972,321
Sabine Pass LNG LP:
7.25%, 11/30/2013		870,000	863,475
7.5%, 11/30/2016		455,000	445,900
SandRidge Energy, Inc., 8.625%, 4/1/2015 (PIK)		140,000	144,200
SM Energy Co., 144A, 6.625%, 2/15/2019		180,000	180,000
Southwestern Energy Co., 7.5%, 2/1/2018		320,000	364,400
Stone Energy Corp.:
6.75%, 12/15/2014		430,000	422,475
8.625%, 2/1/2017		275,000	283,250
Transocean, Inc., 6.5%, 11/15/2020		2,140,000	2,323,646
Valero Energy Corp., 6.125%, 2/1/2020		950,000	1,033,105
Williams Partners LP, 4.125%, 11/15/2020		1,130,000	1,065,869

			34,992,326
Financials 17.8%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		780,000	761,475
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		540,000	487,350
Ally Financial, Inc.:
144A, 6.25%, 12/1/2017		570,000	588,525
7.0%, 2/1/2012		915,000	951,600
7.25%, 3/2/2011		2,880,000	2,888,640
8.0%, 3/15/2020		650,000	734,500
8.3%, 2/12/2015		205,000	231,650
American International Group, Inc., Series G, 5.6%, 10/18/2016		1,710,000	1,797,054
Antero Resources Finance Corp., 9.375%, 12/1/2017		70,000	73,675
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017		215,000	225,481
144A, 7.375%, 10/15/2017	EUR	140,000	195,994
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		280,800	182,520
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		600,000	603,000
Barclays Bank PLC, 5.14%, 10/14/2020		1,815,000	1,655,153
BBVA Bancomer SA, 144A, 7.25%, 4/22/2020		685,000	710,503
BP Capital Markets PLC, 4.5%, 10/1/2020		720,000	725,765
Bumble Bee Acquisition Corp., 144A, 9.0%, 12/15/2017		760,000	810,350
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		605,000	648,862
Case New Holland, Inc., 7.75%, 9/1/2013		225,000	246,375
CIT Group, Inc.:
7.0%, 5/1/2013		343,061	350,352
7.0%, 5/1/2015		610,650	619,046
7.0%, 5/1/2017		2,045,000	2,062,894
Citigroup Funding, Inc., 5.0% ***, 4/7/2013		1,470,000	1,466,325
CNOOC Finance 2011 Ltd., 144A, 5.75%, 1/26/2041		1,620,000	1,607,323
Credit Agricole SA, 144A, 3.5%, 4/13/2015		1,006,000	1,001,884
Discover Bank, 7.0%, 4/15/2020		855,000	936,176
Dunkin Finance Corp., 144A, 9.625%, 12/1/2018		255,000	260,100
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		360,000	389,700
E*TRADE Financial Corp.:
7.375%, 9/15/2013		830,000	826,887
12.5%, 11/30/2017 (PIK)		515,000	612,206
Express LLC, 8.75%, 3/1/2018		255,000	272,213
FCE Bank PLC, 9.375%, 1/17/2014	EUR	600,000	921,137
Fibria Overseas Finance Ltd., 144A, 7.5%, 5/4/2020		215,000	226,288
Ford Motor Credit Co., LLC:
6.625%, 8/15/2017		350,000	375,046
7.25%, 10/25/2011		145,000	149,467
7.375%, 2/1/2011		190,000	190,000
7.5%, 8/1/2012		2,500,000	2,669,275
8.125%, 1/15/2020		100,000	117,196
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		210,000	241,238
GE Capital European Funding, 4.25%, 3/1/2017	EUR	1,710,000	2,359,495
General Electric Capital Corp., 4.625%, 1/7/2021		1,070,000	1,059,689
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		340,000	358,700
Hartford Financial Services Group, Inc., 5.5%, 3/30/2020		1,710,000	1,741,168
HCP, Inc., (REIT), 5.375%, 2/1/2021		857,000	863,224
Hellas Telecommunications Finance SCA, 144A, 9.435%, 7/15/2015 (PIK) *	EUR	218,377	179
Hexion US Finance Corp., 8.875%, 2/1/2018		1,995,000	2,149,612
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		1,000,000	1,120,686
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014		1,000,000	1,032,500
HSBC Finance Corp., 144A, 6.676%, 1/15/2021		715,000	740,999
Hutchison Whampoa Finance 09 Ltd., 4.75%, 11/14/2016	EUR	850,000	1,193,826
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		475,000	504,688
Intergas Finance BV, REG S, 6.875%, 11/4/2011		1,145,000	1,187,594
International Finance Corp., 5.75%, 3/16/2015	AUD	1,715,000	1,715,502
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		225,000	250,875
144A, 8.75%, 3/15/2017		1,065,000	1,192,800
iPayment, Inc., 9.75%, 5/15/2014		165,000	160,463
Lincoln National Corp., 7.0%, 6/15/2040		1,710,000	1,901,238
Lloyds TSB Bank PLC, 144A, 6.5%, 9/14/2020		1,285,000	1,199,612
Macquarie Group Ltd., 144A, 6.25%, 1/14/2021		1,305,000	1,308,773
Manulife Financial Corp., 4.9%, 9/17/2020		855,000	839,527
National Money Mart Co., 10.375%, 12/15/2016		655,000	724,594
Navios Maritime Acquisition Corp., 144A, 8.625%, 11/1/2017		150,000	151,500
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		775,000	814,719
144A, 7.75%, 10/15/2018		150,000	160,875
11.5%, 5/1/2016		52,000	60,645
Nomura Holdings, Inc., 6.7%, 3/4/2020		535,000	571,326
Nuveen Investments, Inc.:
10.5%, 11/15/2015		775,000	798,250
144A, 10.5%, 11/15/2015		415,000	427,450
OMEGA Healthcare Investors, Inc., 144A, (REIT), 6.75%, 10/15/2022		310,000	306,125
Pacific Life Global Funding, 144A, 3.35% ***, 2/6/2016		1,739,000	1,757,642
Petrobras International Finance Co., 5.375%, 1/27/2021		1,710,000	1,719,824
Pinafore LLC, 144A, 9.0%, 10/1/2018		230,000	253,863
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		415,000	427,450
9.25%, 4/1/2015		575,000	600,875
PNC Bank NA, 6.875%, 4/1/2018		820,000	934,863
Prudential Financial, Inc., 4.5%, 11/15/2020		815,000	803,702
Qtel International Finance Ltd., 144A, 4.75%, 2/16/2021		730,000	697,402
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		151,000	156,663
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		585,000	590,119
144A, 7.125%, 4/15/2019		495,000	511,087
144A, 7.75%, 10/15/2016		450,000	474,750
144A, 8.25%, 2/15/2021		240,000	242,100
144A, 8.5%, 5/15/2018		630,000	656,775
144A, 9.0%, 4/15/2019		590,000	619,500
Roadhouse Financing, Inc., 144A, 10.75%, 10/15/2017		120,000	132,600
Santander US Debt SA Unipersonal, 144A, 3.724%, 1/20/2015		855,000	802,863
SLM Corp., 8.0%, 3/25/2020		125,000	130,313
Societe Generale, 144A, 3.5%, 1/15/2016		1,710,000	1,682,855
Sprint Capital Corp., 8.375%, 3/15/2012		765,000	812,812
Susser Holdings LLC, 8.5%, 5/15/2016		165,000	178,200
Telecom Italia Capital SA, 4.95%, 9/30/2014		1,026,000	1,054,766
The Goldman Sachs Group, Inc., 6.25%, 2/1/2041		865,000	874,381
Toys “R” Us Property Co. I, LLC, 10.75%, 7/15/2017		245,000	281,138
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		660,000	330
Ventas Realty LP, (REIT), 3.125%, 11/30/2015		560,000	542,858
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,630,000	1,852,087
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		2,215,000	2,347,900
Wind Acquisition Finance SA, 144A, 11.75%, 7/15/2017		400,000	456,000
WMG Acquisition Corp., 9.5%, 6/15/2016		210,000	224,438

			78,530,015
Health Care 3.7%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		130,000	133,575
Celgene Corp., 3.95%, 10/15/2020		1,025,000	973,273
Community Health Systems, Inc., 8.875%, 7/15/2015		475,000	501,719
DaVita, Inc.:
6.375%, 11/1/2018		130,000	130,975
6.625%, 11/1/2020		130,000	131,950
Genzyme Corp., 5.0%, 6/15/2020		920,000	968,452
Hanger Orthopedic Group, Inc., 7.125%, 11/15/2018		140,000	142,625
HCA Holdings, Inc.:
144A, 7.75%, 5/15/2021 (b)		615,000	641,138
HCA, Inc.:
7.875%, 2/15/2020		2,020,000	2,209,375
8.5%, 4/15/2019		200,000	223,000
9.125%, 11/15/2014		595,000	624,750
9.25%, 11/15/2016		1,175,000	1,264,594
9.625%, 11/15/2016 (PIK)		415,000	447,681
9.875%, 2/15/2017		745,000	825,088
IASIS Healthcare LLC, 8.75%, 6/15/2014		1,180,000	1,210,975
Laboratory Corp. of America Holdings, 4.625%, 11/15/2020		1,275,000	1,272,442
Life Technologies Corp., 6.0%, 3/1/2020		1,130,000	1,210,745
Mylan, Inc., 144A, 7.875%, 7/15/2020		95,000	105,094
The Cooper Companies, Inc., 7.125%, 2/15/2015		385,000	398,475
Valeant Pharmaceuticals International:
144A, 6.75%, 10/1/2017		245,000	252,350
144A, 7.0%, 10/1/2020		385,000	397,031
Vanguard Health Holding Co. II, LLC:
8.0%, 2/1/2018		310,000	318,525
144A, 8.0%, 2/1/2018		280,000	287,000
Vanguard Health Systems, Inc., 144A, Zero Coupon, 2/1/2016		515,000	319,300
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		415,000	431,600
Watson Pharmaceuticals, Inc., 6.125%, 8/15/2019		1,000,000	1,108,099

			16,529,831
Industrials 5.2%
Accuride Corp., 144A, 9.5%, 8/1/2018		400,000	444,000
Actuant Corp., 6.875%, 6/15/2017		150,000	152,625
Aguila 3 SA, 144A, 7.875%, 1/31/2018		330,000	336,600
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		190,000	202,113
ARAMARK Corp., 8.5%, 2/1/2015		365,000	380,512
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		620,000	636,275
ArvinMeritor, Inc.:
8.125%, 9/15/2015		305,000	325,206
10.625%, 3/15/2018		340,000	387,600
BE Aerospace, Inc.:
6.875%, 10/1/2020		210,000	217,875
8.5%, 7/1/2018		435,000	474,150
Belden, Inc.:
7.0%, 3/15/2017		195,000	197,925
9.25%, 6/15/2019		235,000	260,262
Bombardier, Inc., 144A, 7.75%, 3/15/2020		315,000	344,925
Briggs & Stratton Corp., 6.875%, 12/15/2020		210,000	219,450
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		445,000	455,012
Cenveo Corp.:
8.875%, 2/1/2018		670,000	661,625
144A, 10.5%, 8/15/2016		215,000	216,075
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		795,000	846,675
Clean Harbors, Inc., 7.625%, 8/15/2016		167,000	177,020
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		158,400	104,544
Corrections Corp. of America, 7.75%, 6/1/2017		285,000	311,362
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		81,000	88,493
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		485,000	500,762
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		235,000	243,813
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		825,000	820,875
Garda World Security Corp., 144A, 9.75%, 3/15/2017		350,000	375,375
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		175,000	178,063
H&E Equipment Services, Inc., 8.375%, 7/15/2016		645,000	670,800
Hutchison Whampoa International 09/19 Ltd., 144A, 5.75%, 9/11/2019		1,140,000	1,231,401
Interline Brands, Inc., 7.0%, 11/15/2018		300,000	308,250
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		220,000	213,950
10.625%, 10/15/2016		300,000	318,000
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		530,000	552,525
8.0%, 2/1/2018		595,000	647,806
Kansas City Southern Railway Co., 8.0%, 6/1/2015		395,000	426,600
Masco Corp., 7.125%, 3/15/2020		855,000	892,434
Navios Maritime Holdings, Inc., 144A, 8.125%, 2/15/2019		415,000	404,625
Oshkosh Corp.:
8.25%, 3/1/2017		70,000	76,825
8.5%, 3/1/2020		140,000	156,450
Owens Corning, Inc., 9.0%, 6/15/2019		1,198,000	1,414,262
Ply Gem Industries, Inc., 13.125%, 7/15/2014		540,000	588,600
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		315,000	323,663
RailAmerica, Inc., 9.25%, 7/1/2017		184,000	203,090
RBS Global & Rexnord Corp.:
8.5%, 5/1/2018		675,000	723,937
11.75%, 8/1/2016		95,000	102,719
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		130,000	136,825
Sitel LLC, 144A, 11.5%, 4/1/2018		520,000	465,400
Spirit AeroSystems Holdings, Inc.:
6.75%, 12/15/2020		255,000	260,100
7.5%, 10/1/2017		175,000	185,938
SPX Corp., 144A, 6.875%, 9/1/2017		125,000	134,375
Titan International, Inc., 144A, 7.875%, 10/1/2017		935,000	995,775
TransDigm, Inc., 144A, 7.75%, 12/15/2018		390,000	418,275
Triumph Group, Inc., 8.0%, 11/15/2017		60,000	63,600
Tutor Perini Corp., 144A, 7.625%, 11/1/2018		320,000	326,400
Uncle Acquisition 2010 Corp., 144A, 8.625%, 2/15/2019		130,000	135,525
United Rentals North America, Inc.:
9.25%, 12/15/2019		510,000	573,750
10.875%, 6/15/2016		250,000	288,125
USG Corp., 144A, 9.75%, 8/1/2014		220,000	237,600

			23,036,837
Information Technology 2.9%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		310,000	246,450
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		220,000	227,700
Amkor Technology, Inc., 7.375%, 5/1/2018		235,000	245,281
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		345,000	359,663
CDW LLC, 11.0%, 10/12/2015		915,000	966,469
CommScope, Inc., 144A, 8.25%, 1/15/2019		510,000	529,125
Equinix, Inc., 8.125%, 3/1/2018		825,000	891,000
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		100,000	107,250
7.875%, 7/15/2020		130,000	140,725
First Data Corp.:
144A, 8.25%, 1/15/2021		685,000	659,312
144A, 8.875%, 8/15/2020		485,000	522,587
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,505,000	1,666,787
InterXion Holding NV, 144A, 9.5%, 2/12/2017	EUR	215,000	323,068
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	164,575
L-3 Communications Corp.:
5.875%, 1/15/2015		1,470,000	1,499,400
Series B, 6.375%, 10/15/2015		270,000	278,438
MasTec, Inc., 7.625%, 2/1/2017		270,000	267,300
NXP BV, 3.053% ***, 10/15/2013		760,000	752,400
SunGard Data Systems, Inc.:
144A, 7.375%, 11/15/2018		140,000	142,800
10.25%, 8/15/2015		1,065,000	1,122,244
10.625%, 5/15/2015		300,000	333,375
Unisys Corp., 144A, 12.75%, 10/15/2014		395,000	474,000
Vangent, Inc., 9.625%, 2/15/2015		155,000	146,088
Western Union Co., 6.2%, 6/21/2040		855,000	834,614

			12,900,651
Materials 7.5%
Agrium, Inc., 6.125%, 1/15/2041		1,710,000	1,777,261
Allegheny Technologies, Inc., 5.95%, 1/15/2021		855,000	893,456
Appleton Papers, Inc., 11.25%, 12/15/2015		111,000	96,570
ArcelorMittal, 6.125%, 6/1/2018		1,250,000	1,329,775
Ashland, Inc., 9.125%, 6/1/2017		275,000	320,031
Ball Corp.:
7.125%, 9/1/2016		135,000	146,813
7.375%, 9/1/2019		135,000	145,631
Berry Plastics Corp.:
8.25%, 11/15/2015		540,000	583,200
9.5%, 5/15/2018		355,000	374,525
144A, 9.75%, 1/15/2021		470,000	491,150
Boise Paper Holdings LLC, 8.0%, 4/1/2020		160,000	173,200
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		230,000	241,500
Celanese US Holdings LLC, 144A, 6.625%, 10/15/2018		195,000	203,288
Chevron Phillips Chemical Co., LLC, 144A, 4.75%, 2/1/2021		230,000	227,649
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		925,000	872,969
Clearwater Paper Corp., 144A, 7.125%, 11/1/2018		385,000	399,438
Cliffs Natural Resources, Inc., 6.25%, 10/1/2040		855,000	826,937
Clondalkin Acquisition BV, 144A, 2.302% ***, 12/15/2013		215,000	207,475
Compass Minerals International, Inc., 8.0%, 6/1/2019		235,000	253,800
CPG International I, Inc., 10.5%, 7/1/2013		520,000	531,700
Crown Americas LLC:
144A, 6.25%, 2/1/2021		55,000	55,413
7.625%, 5/15/2017		230,000	249,550
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	125,000	180,985
Domtar Corp., 10.75%, 6/1/2017		230,000	293,250
Dow Chemical Co.:
8.55%, 5/15/2019		855,000	1,067,269
9.4%, 5/15/2039		855,000	1,223,705
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,320,000	1,320,000
Exopack Holding Corp., 11.25%, 2/1/2014		580,000	595,950
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		140,000	144,550
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		468,054	425,929
10.0%, 3/31/2015		460,160	427,949
Georgia-Pacific LLC:
144A, 5.4%, 11/1/2020		855,000	844,106
144A, 7.125%, 1/15/2017		180,000	191,700
144A, 8.25%, 5/1/2016		300,000	337,500
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	74,200
9.5%, 6/15/2017		630,000	697,725
Greif, Inc., 7.75%, 8/1/2019		995,000	1,084,550
Hexcel Corp., 6.75%, 2/1/2015		393,000	399,877
Huntsman International LLC:
8.625%, 3/15/2020		360,000	397,800
144A, 8.625%, 3/15/2021		140,000	154,000
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		300,000	328,500
144A, 9.25%, 5/15/2015	EUR	115,000	170,836
International Paper Co., 7.95%, 6/15/2018		855,000	1,027,100
Koppers, Inc., 7.875%, 12/1/2019		365,000	394,200
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		746,000	832,722
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	108,075
Momentive Performance Materials, Inc.:
144A, 9.0%, 1/15/2021		845,000	899,925
144A, 9.5%, 1/15/2021	EUR	390,000	568,677
Nalco Co., 144A, 6.625%, 1/15/2019		260,000	271,375
NewMarket Corp., 7.125%, 12/15/2016		455,000	466,375
Novelis, Inc.:
144A, 8.375%, 12/15/2017		840,000	905,100
144A, 8.75%, 12/15/2020		545,000	592,006
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	181,994
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		418,000	454,575
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		125,000	127,344
Radnor Holdings Corp., 11.0%, 3/15/2010 **		100,000	10
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		285,000	302,100
Silgan Holdings, Inc., 7.25%, 8/15/2016		440,000	470,800
Solo Cup Co., 10.5%, 11/1/2013		965,000	1,018,075
Teck Resources Ltd., 4.5%, 1/15/2021		1,840,000	1,866,518
Texas Industries, Inc., 9.25%, 8/15/2020		455,000	487,987
United States Steel Corp., 7.375%, 4/1/2020		445,000	461,687
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		140,000	145,075
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		805,000	847,263
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) **		350,361	126,130

			33,316,825
Telecommunication Services 7.0%
American Tower Corp., 4.5%, 1/15/2018		875,000	869,041
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		140,000	149,100
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		2,410,000	2,651,000
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		575,000	580,750
8.375%, 10/15/2020		1,030,000	1,004,250
8.75%, 3/15/2018		735,000	703,763
Clearwire Corp.:
144A, 12.0%, 12/1/2015		340,000	370,600
144A, 12.0%, 12/1/2017		115,000	124,200
Cricket Communications, Inc.:
7.75%, 10/15/2020		1,485,000	1,433,025
10.0%, 7/15/2015 (b)		430,000	470,850
Crown Castle International Corp., 9.0%, 1/15/2015		565,000	629,975
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		480,000	534,600
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,525,000	1,587,906
ERC Ireland Preferred Equity Ltd., 144A, 8.05% ***, 2/15/2017 (PIK)	EUR	267,638	938
Frontier Communications Corp.:
6.25%, 1/15/2013		164,000	173,840
7.875%, 4/15/2015		60,000	66,600
8.25%, 4/15/2017		375,000	420,000
8.5%, 4/15/2020		500,000	563,750
8.75%, 4/15/2022		65,000	73,288
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		112,247	39,286
Hughes Network Systems LLC, 9.5%, 4/15/2014		910,000	939,575
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		695,000	710,637
11.25%, 6/15/2016		330,000	354,750
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		1,185,000	1,350,900
Intelsat Subsidiary Holding Co. SA:
8.875%, 1/15/2015		975,000	1,006,687
Series B, 144A, 8.875%, 1/15/2015		395,000	405,863
iPCS, Inc., 2.412% ***, 5/1/2013		110,000	106,975
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		390,000	376,350
7.875%, 9/1/2018		445,000	465,025
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		335,000	337,094
Pacnet Ltd., 144A, 9.25%, 11/9/2015		230,000	237,340
Qwest Communications International, Inc.:
7.125%, 4/1/2018		295,000	318,600
8.0%, 10/1/2015		655,000	709,037
Qwest Corp., 7.5%, 10/1/2014		1,654,000	1,889,695
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		190,000	207,575
8.25%, 8/15/2019		115,000	126,788
Sprint Nextel Corp., 8.375%, 8/15/2017		640,000	699,200
Telefonica Emisiones SAU, 6.421%, 6/20/2016		1,710,000	1,886,352
Telesat Canada, 11.0%, 11/1/2015		820,000	920,450
Verizon Communications, Inc., 8.95%, 3/1/2039		690,000	958,039
Vimpel-Communications:
144A, 6.493%, 2/2/2016		200,000	202,338
144A, 7.748%, 2/2/2021		2,095,000	2,100,237
West Corp.:
144A, 7.875%, 1/15/2019		290,000	300,875
144A, 8.625%, 10/1/2018		75,000	80,438
Windstream Corp.:
7.0%, 3/15/2019		255,000	253,725
144A, 7.75%, 10/15/2020		190,000	196,175
7.875%, 11/1/2017		815,000	873,069
8.125%, 9/1/2018		435,000	462,188
8.625%, 8/1/2016		40,000	42,400

			30,965,139
Utilities 2.6%
AES Corp., 8.0%, 6/1/2020		930,000	1,013,700
Calpine Corp.:
144A, 7.5%, 2/15/2021		485,000	491,062
144A, 7.875%, 7/31/2020		555,000	581,362
Edison Mission Energy, 7.0%, 5/15/2017		390,000	319,800
Ferrellgas LP, 144A, 6.5%, 5/1/2021		125,000	121,250
GenOn Energy, Inc.:
7.875%, 6/15/2017		145,000	146,088
144A, 9.5%, 10/15/2018		140,000	146,475
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		205,000	220,888
Korea Gas Corp., 144A, 4.25%, 11/2/2020		1,130,000	1,066,835
NRG Energy, Inc.:
7.375%, 1/15/2017		1,795,000	1,866,800
7.375%, 2/1/2016		2,120,000	2,194,200
144A, 7.625%, 1/15/2018		540,000	546,750
144A, 8.25%, 9/1/2020		485,000	497,731
San Diego Gas & Electric Co., 6.0%, 6/1/2026		1,020,000	1,172,096
Suburban Propane Partners LP, 7.375%, 3/15/2020		90,000	95,513
The Toledo Edison Co., 7.25%, 5/1/2020		1,040,000	1,230,037

			11,710,587

Total Corporate Bonds (Cost $278,827,871)			290,112,006
Mortgage-Backed Securities Pass-Throughs 4.7%
Federal National Mortgage Association, 5.0%, 4/1/2036 (c)		4,000,000	4,196,250
Government National Mortgage Association, 4.5%, 6/1/2039 (c)		16,000,000	16,550,000

Total Mortgage-Backed Securities Pass-Throughs (Cost $20,774,688)			20,746,250
Commercial Mortgage-Backed Securities 2.9%
Citigroup Commercial Mortgage Trust, “AMP3”, Series 2006-C5, 144A, 5.501%, 10/15/2049		763,521	671,951
Credit Suisse Mortgage Capital Certificates, “A2”, Series 2007-C1, 5.268%, 2/15/2040		3,719,000	3,770,208
CS First Boston Mortgage Securities Corp., “H”, Series 2002-CKP1, 144A, 7.191% ***, 12/15/2035		1,710,000	1,688,692
Greenwich Capital Commercial Funding Corp., “A2”, Series 2007-GG9, 5.381%, 3/10/2039		942,774	967,419
JPMorgan Chase Commercial Mortgage Securities Corp.:
“F”, Series 2004-LN2, 144A, 5.455% ***, 7/15/2041		2,000,000	1,298,246
“A4”, Series 2006-LDP7, 5.875% ***, 4/15/2045		860,000	946,279
LB-UBS Commercial Mortgage Trust, “A3”, Series 2006-C7, 5.347%, 11/15/2038		2,560,000	2,729,460
Wachovia Bank Commercial Mortgage Trust, “A4”, Series 2005-C22, 5.27% ***, 12/15/2044		860,000	922,218

Total Commercial Mortgage-Backed Securities (Cost $12,972,275)			12,994,473
Collateralized Mortgage Obligations 4.1%
Banc of America Mortgage Securities, “2A2”, Series 2004-A, 2.999% ***, 2/25/2034		895,320	827,963
Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 3.391% ***, 12/25/2035		2,511,313	2,418,911
Citicorp Mortgage Securities, Inc., “1A7”, Series 2006-4, 6.0%, 8/25/2036		302,969	305,596
Countrywide Home Loans, “2A5”, Series 2004-13, 5.75%, 8/25/2034		1,607,813	1,463,276
Federal Home Loan Mortgage Corp., “A”, Series 172, Interest Only, 6.5%, 1/1/2024		1,514,289	262,319
Federal National Mortgage Association, “BI”, Series 2010-13, Interest Only, 5.0%, 12/25/2038		2,412,041	375,822
Government National Mortgage Association, “XA”, Series 2009-118, 5.0%, 12/20/2039		1,419,299	1,408,737
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 5.718% ***, 4/25/2036		3,991,050	3,703,148
Merrill Lynch Mortgage Investors Trust:
“2A1A”, Series 2005-A9, 2.706% ***, 12/25/2035		482,597	483,791
“2A”, Series 2003-A6, 3.189% ***, 10/25/2033		1,322,998	1,309,306
MLCC Mortgage Investors, Inc., “1A”, Series 2005-2, 1.707% ***, 10/25/2035		2,042,472	1,870,234
Morgan Stanley Mortgage Loan Trust, “5A5”, Series 2005-4, 5.5%, 8/25/2035		959,926	946,999
Vericrest Opportunity Loan Transferee, “M”, Series 2010-NPL1, 144A, 6.0%, 5/25/2039		846,906	832,108
Washington Mutual Mortgage Pass-Through Certificates Trust, “1A1”, Series 2005-AR12, 2.723% ***, 10/25/2035		719,615	693,674
Wells Fargo Mortgage-Backed Securities Trust:
“A3”, Series 2005-4, 5.0%, 4/25/2035		548,125	553,327
“A19”, Series 2006-11, 6.0%, 9/25/2036		659,630	659,334

Total Collateralized Mortgage Obligations (Cost $17,186,400)			18,114,545
Government & Agency Obligations 16.0%
Other Government Related (d) 6.3%
Citibank NA, FDIC Guaranteed, 0.316% ***, 5/7/2012		3,250,000	3,252,103
International Bank for Reconstruction & Development, 5.25%, 4/9/2025		1,710,000	1,640,745
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.553% ***, 12/26/2012		1,158,000	1,164,316
Kreditanstalt fuer Wiederaufbau, 1.35%, 1/20/2014	JPY	1,599,000,000	20,045,378
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		1,570,000	1,668,216

			27,770,758
Sovereign Bonds 6.7%
Eskom Holdings Ltd., 144A, 5.75%, 1/26/2021		1,300,000	1,267,500
Federative Republic of Brazil:
8.875%, 10/14/2019		950,000	1,256,375
12.5%, 1/5/2016	BRL	1,155,000	785,728
Government of Canada, 4.5%, 6/1/2015	CAD	2,700,000	2,932,130
Republic of Argentina, 5.83%, 12/31/2033	ARS	454	176
Republic of El Salvador, 144A, 7.65%, 6/15/2035		745,000	759,900
Republic of Ghana, 144A, 8.5%, 10/4/2017		125,000	135,625
Republic of Lithuania:
144A, 5.125%, 9/14/2017		1,045,000	1,024,245
144A, 7.375%, 2/11/2020		980,000	1,075,677
Republic of Panama, 9.375%, 1/16/2023		2,075,000	2,842,750
Republic of Peru, 7.35%, 7/21/2025		1,590,000	1,927,875
Republic of Poland, 6.375%, 7/15/2019		1,740,000	1,939,860
Republic of South Africa, 6.875%, 5/27/2019		1,215,000	1,379,025
Republic of Sri Lanka, 144A, 7.4%, 1/22/2015		390,000	429,000
Republic of Uruguay:
7.625%, 3/21/2036		605,000	719,950
9.25%, 5/17/2017		735,000	945,578
Republic of Venezuela, 9.25%, 9/15/2027		770,000	563,640
Russian Federation:
144A, 5.0%, 4/29/2020		805,000	797,353
REG S, 7.5%, 3/31/2030		2,232,694	2,558,667
United Kingdom Treasury Bond, 3.75%, 9/7/2019	GBP	4,000,000	6,482,817

			29,823,871
US Government Sponsored Agency 0.6%
Federal Home Loan Bank, 1.75%, 8/22/2012 (e)		2,500,000	2,547,417
US Treasury Obligations 2.4%
US Treasury Bill, 0.185% ****, 3/17/2011 (f)		406,000	405,926
US Treasury Bond, 3.875%, 8/15/2040		1,317,000	1,168,426
US Treasury Notes:
0.875%, 2/29/2012 (e)		7,000,000	7,042,140
2.625%, 11/15/2020		2,366,000	2,218,125

			10,834,617

Total Government & Agency Obligations (Cost $66,455,068)			70,976,663
Loan Participations and Assignments 4.0%
Senior Loans *** 3.5%
Buffets, Inc.:
First Lien Letter of Credit, 7.553%, 4/22/2015		45,179	36,595
Term Loan B, 12.0%, 4/21/2015		36,680	35,228
Burger King Corp., Term Loan B, 6.25%, 10/19/2016		530,000	534,903
Charter Communications Operating LLC:
Replacement Term Loan, 2.26%, 3/6/2014		50,111	50,174
Term Loan, 3.56%, 9/6/2016		1,192,207	1,198,466
New Term Loan, 7.25%, 3/6/2014		372,363	382,682
Clear Channel Communications, Inc., Term Loan B, 3.91%, 1/28/2016		710,000	639,976
Dunkin’ Brands, Inc., Term Loan B, 5.75%, 11/23/2017		420,000	427,262
Ford Motor Co., Term Loan B1, 3.02%, 12/16/2013		1,075,388	1,078,803
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.26%, 3/26/2014		964,604	862,115
Letter of Credit, 2.303%, 3/26/2014		57,818	51,675
IASIS Healthcare LLC, Term Loan, 5.554%, 6/13/2014 (PIK)		572,992	566,190
Kabel Deutschland GmbH, Term Loan, 8.272%, 11/19/2014 (PIK)	EUR	1,732,949	2,369,848
Momentive Specialty Chemicals, Inc., Term Loan C1, 2.563%, 5/6/2013		974,278	970,006

Nuveen Investments, Inc:
First Lien Term Loan, 3.303%, 11/13/2014	422,578	414,361
Term Loan, 5.803%, 5/12/2017	493,759	484,157
OSI Restaurant Partners LLC:
Term Loan, 2.563%, 6/14/2013	59,203	58,282
Term Loan B, 2.625%, 6/14/2014	612,749	603,214
Pinafore LLC, Term Loan B, 6.25%, 9/29/2016	3,181,854	3,235,946
Roundy’s Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016	400,000	407,688
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017	300,000	304,938
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 **	365,375	269,464
US Foodservice, Inc., Term Loan B, 2.76%, 7/31/2014	489,923	475,051
VML US Finance LLC:
Term Delay Draw Loan B, 4.8%, 5/25/2012	96,822	97,482
Term Loan B, 4.8%, 5/27/2013	167,624	168,766

		15,723,272
Sovereign Loans 0.5%
BOM Capital PLC, 144A, 6.699%, 3/11/2015	1,050,000	1,076,250
VTB Bank, 144A, 6.875%, 5/29/2018	855,000	912,371

		1,988,621

Total Loan Participations and Assignments (Cost $17,091,217)		17,711,893
Preferred Securities 0.9%
Financials 0.8%
Capital One Capital VI, 8.875%, 5/15/2040	1,670,000	1,766,025
JPMorgan Chase Capital XXIII, 1.286% ***, 5/15/2047	1,000,000	768,885
USB Capital XIII Trust, 6.625%, 12/15/2039	855,000	889,328

		3,424,238
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029	530,000	412,738

Total Preferred Securities (Cost $3,557,999)		3,836,976

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC * (Cost $14,000)	14	14,000

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	8,766	25,860
Dex One Corp.*	2,278	12,529
SuperMedia, Inc.*	426	3,029
Trump Entertainment Resorts, Inc.*	23	419
Vertis Holdings, Inc.*	3,350	0

		41,837
Industrials 0.0%
Congoleum Corp.*	480,000	0
Quad Graphics, Inc.*	278	12,360

		12,360
Materials 0.0%
GEO Specialty Chemicals, Inc.*	10,608	9,017
GEO Specialty Chemicals, Inc. 144A*	966	821

		9,838

Total Common Stocks (Cost $1,367,764)		64,035
Preferred Stock 0.1%
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $592,350)	650	624,650
Warrants 0.0%
Consumer Discretionary 0.0%
Reader’s Digest Association, Inc., Expiration Date 2/19/2014*	574	17
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	315	3,019

Total Warrants (Cost $70,220)		3,036
Open-End Investment Company 2.4%
DWS Floating Rate Plus Fund “Institutional” (g) (Cost $9,239,065)	1,114,287	10,619,155

	Contract Amount	Value ($)
Call Options Purchased 0.0%
Call Options
Floating Rate— LIBOR, Effective Date 5/16/2011, Expiration Date 5/12/2016, Cap Rate 3.0% (Cost $334,540)	86,000,000	13,271

	Shares	Value ($)
Securities Lending Collateral 0.4%
Daily Assets Fund Institutional, 0.25% (Cost $1,518,800) (h) (i)	1,518,800	1,518,800
Cash Equivalents 1.9%
Central Cash Management Fund, 0.18% (Cost $8,320,704) (h)	8,320,704	8,320,704

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $438,322,961) †	102.9	455,670,457
Other Assets and Liabilities, Net	(2.9)	(12,724,764)

Net Assets	100.0	442,945,693

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
CanWest MediaWorks LP	9.25%	8/1/2015	190,000	USD	190,000	32,300
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	270,000	USD	272,475	1,013
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	112,247	USD	110,533	39,286
Radnor Holdings Corp.	11.0%	3/15/2010	100,000	USD	88,363	10
Tropicana Entertainment LLC	9.625%	12/15/2014	660,000	USD	568,561	330
Tribune Co.	LIBOR plus 3.0%	6/14/2014	365,375	USD	365,147	269,464
Vertis, Inc.	13.5%	4/1/2014	86,745	USD	55,008	2,602
Wolverine Tube, Inc.	15.0%	3/31/2012	350,361	USD	350,595	126,130
Young Broadcasting, Inc.	8.75%	1/15/2014	1,165,000	USD	1,126,388	12
					3,127,070	471,147

***
These securities are shown at their current rate as of January 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $439,264,354.  At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $16,406,103.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,018,971 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,612,868.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2011 amounted to $1,470,144 which is 0.3% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At January 31, 2011, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(f)	At January 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At January 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	3/15/2011	229	23,636,477	209,710
10 Year US Treasury Note	USD	3/22/2011	266	32,131,969	(765,783)
2 Year US Treasury Note	USD	3/31/2011	719	157,595,813	274,519
Federal Republic of Germany Euro-Bund	EUR	3/8/2011	50	8,470,933	(34,229)
Federal Republic of Germany Euro-Schatz	EUR	3/8/2011	42	6,214,779	(60,911)
United Kingdom Long Gilt Bond	GBP	3/29/2011	50	9,397,256	(122,381)
Total net unrealized depreciation					(499,075)

At January 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	3/22/2011	146	17,680,092	120,165
10 Year Japanese Government Bond	JPY	3/10/2011	19	32,412,037	(134,007)
Federal Republic of Germany Euro-Bund	EUR	3/8/2011	239	40,491,059	780,112
United Kingdom Long Gilt Bond	GBP	3/29/2011	31	5,826,299	91,298
Total net unrealized appreciation					857,568

At January 31, 2011, open written interest rate options contracts were as follows:

Effective/ Expiration Date	Cash Flows Paid	Contract Amount	Strike Rate (%)	Value ($)	Premiums Received ($)	Unrealized Depreciation ($)
5/16/2011 5/16/2012	30-Year USD Swap Rate – 10-Year USD Swap Rate	171,000,000	0.6	(298,321)	(181,260)	(117,061)

At January 31, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (k)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/21/2009 12/20/2014	1,710,0001	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA	22,800	(43,280)	66,080
6/21/2010 9/20/2013	400,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	39,790	4,903	34,887
6/21/2010 9/20/2015	560,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	62,836	(9,983)	72,819
3/22/2010 6/20/2015	1,710,0004	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BB	8,732	(9,701)	18,433
Total unrealized appreciation					192,219

(j)	The quality ratings represent the lower of Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) credit ratings.
(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At January 31, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

10/28/2010 10/28/2025	810,0004	Floating – LIBOR	Floating – 4.154% ††	(38,890)	—	(38,890)
11/1/2010 11/1/2025	1,380,0005	Floating – LIBOR	Floating – 4.287% ††	(120,416)	—	(120,416)
11/12/2010 11/12/2025	1,630,0004	Floating – LIBOR	Floating – 4.286% ††	(43,402)	—	(43,402)
11/15/2010 11/15/2025	1,630,0005	Floating – LIBOR	Floating – 4.586% ††	(130,383)	—	(130,383)
11/16/2010 11/16/2025	810,0004	Floating – LIBOR	Floating – 4.584% ††	(13,551)	—	(13,551)
11/19/2010 11/19/2025	810,0005	Floating – LIBOR	Floating – 4.789% ††	(60,409)	—	(60,409)
11/23/2010 11/23/2025	410,0004	Floating – LIBOR	Floating – 4.834% ††	(3,885)	—	(3,885)
11/1/2012 1/11/2022	12,500,0005	Floating – 3.906% ††	Floating – LIBOR	(56,822)	—	(56,822)
11/24/2010 11/24/2020	9,700,0005	Fixed — 3.96%	Floating — LIBOR	(496,713)	4,409	(501,122)
10/27/2010 10/27/2020	6,500,0004	Fixed — 4.12%	Floating — LIBOR	(452,137)	2,275	(454,412)
Total unrealized depreciation					(1,423,292)

††	These interest rate swaps are shown at their current rate as of January 31, 2011.

At January 31, 2011, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/9/2010 6/1/2012	15,500,0002	0.45%	Citi Global Interest Rate Strategy Index	195,215	10,333	184,882

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citibank, Inc.
3	Bank of America
4	Morgan Stanley
5	Barclays Bank PLC
As of January 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	2,469,700	AUD	2,500,000	2/11/2011	21,521	Credit Suisse
USD	14,454,984	NOK	83,810,000	2/22/2011	38,747	Royal Bank of Scotland PLC
USD	1,581,104	GBP	989,000	2/22/2011	4,961	HSBC Bank USA
USD	15,190,447	SEK	100,500,000	2/22/2011	416,839	HSBC Bank USA
USD	1,812,771	SEK	11,692,000	2/22/2011	2,955	Credit Suisse
USD	10,464,076	GBP	6,558,000	2/22/2011	53,032	The Goldman Sachs & Co.
USD	3,187,678	CHF	3,007,000	2/22/2011	11,186	The Goldman Sachs & Co.
USD	3,971,374	NZD	5,144,000	2/22/2011	1,518	HSBC Bank USA
NZD	16,985,000	USD	13,177,524	2/22/2011	59,412	UBS AG
NOK	72,589,000	USD	12,556,891	2/22/2011	3,670	UBS AG
CAD	1,975,000	USD	1,996,502	3/14/2011	27,305	Morgan Stanley
Total unrealized appreciation					641,146

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

AUD	2,500,000	USD	2,454,320	2/11/2011	(36,901)	UBS AG
USD	13,684,976	AUD	13,678,000	2/22/2011	(73,546)	HSBC Bank USA
USD	6,288,161	CAD	6,241,000	2/22/2011	(62,895)	Royal Bank of Scotland PLC
USD	1,526,404	CAD	1,520,000	2/22/2011	(10,236)	Credit Suisse
USD	12,505,432	EUR	9,119,000	2/22/2011	(2,116)	UBS AG
EUR	15,330,000	USD	20,723,784	2/22/2011	(295,608)	Morgan Stanley
JPY	147,071,000	USD	1,790,623	2/22/2011	(3,805)	HSBC Bank USA
CHF	17,232,000	USD	17,973,965	2/22/2011	(357,532)	UBS AG
JPY	220,897,000	USD	2,659,186	2/22/2011	(35,999)	Credit Suisse
AUD	2,336,000	USD	2,308,085	2/22/2011	(16,546)	HSBC Bank USA
GBP	4,150,000	USD	6,461,592	2/22/2011	(193,791)	Morgan Stanley
JPY	1,600,000,000	USD	19,082,376	2/22/2011	(439,376)	Morgan Stanley
USD	19,053	EUR	13,900	2/25/2011	(27)	JPMorgan Chase Securities, Inc.
EUR	4,980,800	USD	6,713,202	2/25/2011	(104,186)	JPMorgan Chase Securities, Inc.
USD	5,486,616	EUR	4,000,000	3/14/2011	(3,455)	Credit Suisse
EUR	10,000,000	USD	13,126,100	3/14/2011	(581,803)	Bank of America NA
Total unrealized depreciation					(2,217,822)

Currency Abbreviations

ARS	Argentine Peso	GBP	British Pound
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(l)
Corporate Bonds	$—	287,290,423	$2,821,583	$290,112,006
Mortgage-Backed Securities Pass-Throughs	—	20,746,250	—	20,746,250
Commercial Mortgage-Backed Securities	—	12,994,473	—	12,994,473
Collateralized Mortgage Obligations	—	18,114,545	—	18,114,545
Government & Agency Obligations	—	68,929,992	1,640,745	70,570,737
Loan Participations and Assignments	—	17,711,893	—	17,711,893
Preferred Securities	—	4,461,626	—	4,461,626
Other Investments	—	—	14,000	14,000
Common Stocks(l)	53,778	—	10,257	64,035
Warrants(l)	—	—	3,036	3,036
Open-End Investment Company	10,619,155	—	—	10,619,155
Short-Term Investments(l)	9,839,504	405,926	—	10,245,430
Derivatives(m)	358,493	1,018,247	13,271	1,390,011
Total	$20,870,930	$431,673,375	$4,502,892	$457,047,197

Liabilities
Derivatives(m)	$—	$(3,641,114)	$(298,321)	$(3,939,435)
Total	$—	$(3,641,114)	$(298,321)	$(3,939,435)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.
(l)	See Investment Portfolio for additional detailed categorizations.
(m)
Derivatives include value of open options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts, forward foreign currency exchange contracts and written options, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Government & Agency Obligations	Other Investments	Common Stocks	Warrants	Call Options Purchased	Total	Written Options
Balance as of October 31, 2010	$ 3,174,862	$ 1,708,290	$ 14,000	$ 10,257	$ 17	$ 658	$ 4,908,084	$ (439,814)
Realized gain (loss)	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(14,370)	(67,545)	0	0	3,019	12,613	(66,283)	141,493
Amortization premium/discount	35,413	—	—	—	—	—	35,413	—
Net purchases (sales)	—	—	—	—	—	—	—	—
Transfers into Level 3	168,480(n)	—	—	—	—	—	168,480	—
Transfers (out) of Level 3	(542,802)(o)	—	—	—	—	—	(542,802)	—
Balance as of January 31, 2011	$ 2,821,583	$ 1,640,745	$ 14,000	$ 10,257	$ 3,036	$ 13,271	$ 4,502,892	$ (298,321)
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2011	$ (14,370)	$ (67,545)	$ 0	$ 0	$ 3,019	$ 12,613	$ (66,283)	$ 141,493

Transfers between price levels are recognized at the beginning of the reporting period.
(n)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(o)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 192,219	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (1,576,676)	$ —
Interest Rate Contracts	$ 358,493	$ (1,238,410)	$ —	$ (117,061)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011